Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital management
Total equity	$ 283,546	$ 234,464	$ 224,200	$ 157,689
Total loans and borrowings, loan notes and overdrafts	$ 31,419	$ 24,770